Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash flows from operating activities
Net income (loss)	$ (1,206)	$ (208)	$ (304)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization	239	616	694
Deferred income taxes	33	(105)	62
Stock-based compensation	60	60	50
Impairment of goodwill	57	0	0
Impairment of long-lived assets	501	0	0
Loss on sale, disposal and abandonment of long-lived assets	171	195	169
Debentures fair value adjustment	24	(430)	80
Other	0	16	3
Net changes in working capital items
Accounts receivable, net	157	200	469
Other receivables	17	47	55
Inventories	117	(21)	123
Income tax receivable	(17)	166	204
Other current assets	45	257	116
Accounts payable	(167)	14	(240)
Accrued liabilities	(99)	(304)	(550)
Income taxes payable	(9)	9	0
Deferred revenue	(147)	(255)	(118)
Net cash provided by (used in) operating activities	(224)	257	813
Cash flows from investing activities
Acquisition of long-term investments	(430)	(326)	(802)
Proceeds on sale or maturity of long-term investments	228	301	515
Acquisition of property, plant and equipment	(17)	(32)	(87)
Proceeds on sale of property, plant and equipment	95	4	348
Acquisition of intangible assets	(52)	(70)	(421)
Business acquisitions, net of cash acquired	(5)	(698)	(119)
Acquisition of short-term investments	(1,366)	(2,764)	(2,949)
Proceeds on sale or maturity of short-term investments	2,271	3,146	2,342
Net cash used in investing activities	724	(439)	(1,173)
Cash flows from financing activities
Issuance of common shares	5	4	6
Payment of contingent consideration from business acquisitions	(15)	0	0
Excess tax benefit (deficiency) related to stock-based compensation	(1)	(1)	8
Purchase of treasury stock	0	0	61
Common shares repurchased	0	(93)	0
Effect of foreign exchange gains on restricted cash and cash equivalents	(3)	0	0
Repurchase of 6% Debentures	(1,315)	0	0
Issuance of 3.75% Debentures	605
Transfer from (to) restricted cash and cash equivalents	2	12	(59)
Net cash provided by (used in) financing activities	(722)	(78)	16
Effect of foreign exchange gain (loss) on cash and cash equivalents	(1)	(16)	(2)
Net increase (decrease) in cash and cash equivalents for the year	(223)	(276)	(346)
Cash and cash equivalents, beginning of year	957	1,233	1,579
Cash and cash equivalents, end of year	$ 734	$ 957	$ 1,233